Shareholders' equity (Details 2) - BRL (R$)		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Thousand of reais
Dividends and Interest on Capital
Real		R$ 6,600,000		R$ 6,300,000		R$ 5,250,000
Intercalary Dividends | Thousand of reais
Dividends and Interest on Capital
Real		R$ 600,000	[1],[2]	R$ 2,500,000	[3],[4]	R$ 500,000	[5],[6]
Intercalary Dividends | Common
Dividends and Interest on Capital
Shares		R$ 76.4956	[1],[2]	R$ 318.2994	[3],[4]	R$ 63.4290	[5],[6]
Intercalary Dividends | Preferred
Dividends and Interest on Capital
Shares		84.1451	[1],[2]	350.1293	[3],[4]	69.7719	[5],[6]
Intercalary Dividends | Shares / Units
Dividends and Interest on Capital
Shares		R$ 160.6407	[1],[2]	R$ 668.4287	[3],[4]	R$ 133.2009	[5],[6]
Intermediary Dividends | Thousand of reais
Dividends and Interest on Capital
Real	[6],[7]					R$ 700,000
Intermediary Dividends | Common
Dividends and Interest on Capital
Shares	[6],[7]					R$ 88.8309
Intermediary Dividends | Preferred
Dividends and Interest on Capital
Shares	[6],[7]					97.7140
Intermediary Dividends | Shares / Units
Dividends and Interest on Capital
Shares	[6],[7]					R$ 186.5449
Intercalary Dividends | Thousand of reais
Dividends and Interest on Capital
Real		R$ 1,920,000	[2],[8]			R$ 700,000	[6],[9]
Intercalary Dividends | Common
Dividends and Interest on Capital
Shares		R$ 244.9433	[2],[8]			R$ 88.8309	[6],[9]
Intercalary Dividends | Preferred
Dividends and Interest on Capital
Shares		269.4376	[2],[8]			97.7140	[6],[9]
Intercalary Dividends | Shares / Units
Dividends and Interest on Capital
Shares		R$ 514.3809	[2],[8]			R$ 186.5449	[6],[9]
Interest on Capital | Thousand of reais
Dividends and Interest on Capital
Real		R$ 600,000	[2],[10]	R$ 500,000	[4],[11]	R$ 3,350,000	[6],[12]
Interest on Capital | Common
Dividends and Interest on Capital
Shares		R$ 76.3304	[2],[10]	R$ 63.3780	[4],[11]	R$ 425.1192	[6],[12]
Interest on Capital | Preferred
Dividends and Interest on Capital
Shares		83.9634	[2],[10]	69.7158	[4],[11]	467.6311	[6],[12]
Interest on Capital | Shares / Units
Dividends and Interest on Capital
Shares		R$ 160.2938	[2],[10]	R$ 133.0938	[4],[11]	R$ 892.7503	[6],[12]
Interest on Capital | Thousand of reais
Dividends and Interest on Capital
Real		R$ 600,000	[2],[13]	R$ 500,000	[4],[14]
Interest on Capital | Common
Dividends and Interest on Capital
Shares		R$ 76.4985	[2],[13]	R$ 63.5280	[4],[14]
Interest on Capital | Preferred
Dividends and Interest on Capital
Shares		84.1484	[2],[13]	69.8808	[4],[14]
Interest on Capital | Shares / Units
Dividends and Interest on Capital
Shares		R$ 160.6469	[2],[13]	R$ 133.4088	[4],[14]
Interest on Capital | Thousand of reais
Dividends and Interest on Capital
Real		R$ 2,880,000	[2],[15]	R$ 500,000	[4],[16]
Interest on Capital | Common
Dividends and Interest on Capital
Shares		R$ 367.4149	[2],[15]	R$ 63.5917	[4],[16]
Interest on Capital | Preferred
Dividends and Interest on Capital
Shares		404.1564	[2],[15]	69.9509	[4],[16]
Interest on Capital | Shares / Units
Dividends and Interest on Capital
Shares		R$ 771.5713	[2],[15]	R$ 133.5426	[4],[16]
Interest on Capital | Thousand of reais
Dividends and Interest on Capital
Real	[4],[17]			R$ 2,300,000
Interest on Capital | Common
Dividends and Interest on Capital
Shares	[4],[17]			R$ 292.8354
Interest on Capital | Preferred
Dividends and Interest on Capital
Shares	[4],[17]			322.1190
Interest on Capital | Shares / Units
Dividends and Interest on Capital
Shares	[4],[17]			R$ 614.9544

[1]	Established by the Board of Directors in June 2018, and were be paid on July 27, 2018 without any compensation as monetary correction.
[2]	The amount of interest on stockholders' equity will be fully charged to the mandatory minimum dividends to be distributed by the Bank for the year 2018.
[3]	Established by the Board of Directors in December 2017, and was paid on February 26, 2018 without any compensation as monetary correction.
[4]	The amount of interest on shareholders' equity and interim dividends was fully charged to the mandatory dividends for the year 2017.
[5]	Established by the Board of Directors in June 2016, Common Shares - R$53.9146, preferred - R$59.3061 and Units - R$113.2207 net of taxes.
[6]	The amount of intermediate, intercalary dividends and interest on capital will be fully attributed to supplementary and mandatory dividends for the year 2016 and was paid on February 23, 2017, without any compensation to the restatement.
[7]	Established by the Board of Directors in December 2016.
[8]	Established by the Board of Directors in December 28, 2018, and will be paid on February 26, 2019 without any compensation as monetary correction.
[9]	Established by the Board of Directors in December 2016, Common Shares- R$361.3513, preferred - R$397.4864 and Units - R$758.8377 net of taxes.
[10]	Established by the Board of Directors in March 27, 2018, Common Shares - R$64.8808, preferred - R$71.3689 e Units - R$136.2497 net of taxes and were be paid in April 26, 2018, without any remuneration for monetary restatement.
[11]	Established by the Board of Directors in April 2017, Common Shares - R$53.8713, preferred - R$59.2584 and Units - R$113.1297 net of taxes, and was paid on May 26, 2017 without any compensation as monetary correction.
[12]	The amount of the interest on capital were fully input into the mandatory dividends for the year 2016 and were be paid from August 26, 2016 without any compensation as monetary correction.
[13]	Established by the Board of Directors in September 28, 2018, Common Shares - R$65.0237, preferred - R$71.5261 e Units - R$136.5498 net of taxes and were be paid in October 26, 2018, without any remuneration for monetary restatement.
[14]	Established by the Board of Directors in July 2017, Common Shares - R$53.9988, preferred - R$59.3987 and Units - R$113.3975 net of taxes, and was paid on August 25, 2017 without any compensation as monetary correction.
[15]	Established by the Board of Directors in December 28, 2018, Common Shares - R$312.3027, preferred - R$343.5329 e Units - R$655.8356 net of taxes and will be paid in February 26, 2019, without any remuneration for monetary restatement.
[16]	Established by the Board of Directors in September 2017, Common Shares - R$54.0530, preferred - R$59.4583 and Units - R$113.5113 net of taxes, and was paid on October 26, 2017 without any compensation as monetary correction.
[17]	Established by the Board of Directors in December 2017, Common Shares - R$248.9101, preferred - R$273.8011 and Units - R$522.7112 net of taxes, was paid on February 26, 2018 without any compensation as monetary correction.